BASIS OF PRESENTATION (Details Narrative)	3 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2019 USD ($) $ / shares shares	May 23, 2019	Sep. 30, 2017 USD ($) $ / shares shares	Jan. 18, 2019 $ / shares shares	Jan. 02, 2019 USD ($)	Sep. 30, 2018 $ / shares shares
Gross proceeds from issuance of common stock			$ 19,580,651
Ownership allocation after merger of Company's common stock	8.90%
Common stock, issued | shares	2,829,248		2,829,248	56,466,428		2,815,748
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Reverse stock split ratio		0.05
NeuBaseTherapuetics, Inc. | Dr. Jason Slakter [Member]
Retention bonus amount					$ 75,000
Financing Agreements [Member] | NeuBase Therapeutics, Inc. [Member]
Gross proceeds from issuance of common stock	$ 9,000,000
Termination fee of merger agreement to be paid	$ 250,000
Ownership allocation after merger of Company's common stock	76.12%